VESSELS UNDER FINANCE LEASE, NET - Additional Information (Details) shares in Millions		1 Months Ended													3 Months Ended		12 Months Ended
	Feb. 03, 2016	Dec. 31, 2018 USD ($) vessel large_range_2_tanker	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) vessel	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($) vessel	Feb. 28, 2016	May 31, 2015 vessel	Dec. 31, 2018 USD ($) vessel large_range_2_tanker	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel large_range_2_tanker very_large_crude_carrier	Dec. 31, 2017 suezmax_tanker	Dec. 31, 2017 very_large_crude_carrier	Dec. 31, 2017 USD ($)	Dec. 31, 2019 suezmax_tanker	Dec. 31, 2019 USD ($)	Dec. 31, 2019 large_range_2_tanker	Aug. 31, 2019 vessel	Feb. 29, 2016 shares	Jul. 01, 2015 USD ($)
Leases, Schedule of Leased Assets [Line Items]
Number of leased assets | vessel																									5
Management fee income																											$ 6,500
Reverse stock split, conversion ratio	0.2												5
Profit share expense percentage																											25.00%
Cash buffer per vessel, covenant compliance																	$ 2,000,000
Cash held by Frontline Shipping Ltd		$ 3,500,000													$ 3,500,000			$ 3,500,000					$ 13,100,000
Capital Lease Obligations																							87,900,000
Minimum contractual payments																							52,900,000
Contingent rental expense payable																							35,000,000
Profit share expense																	4,800,000	1,500,000			$ 5,600,000
Difference In Fair Value Of Profit Share From Original Value		$ 19,700,000													$ 19,700,000			19,700,000					$ 2,200,000
Contingent rental income																	2,607,000	19,738,000			26,148,000
Lease termination payments																		22,391,000			19,006,000
Lease Termination Probability												25.00%
Gain (Loss) on Termination of Lease																	$ 0	$ (10,324,000)			(2,379,000)
Number of assets chartered		1													1			1				1		1
Remaining periods on these leases, minimum (in years)																	0 years
Remaining periods on these leases, maximum (in years)																	7 years
Interest expense																	$ 10,700,000	$ 16,400,000
VLCC Vessels
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | vessel														12
Daily hire payable																											$ 20,000
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | vessel														5
Daily hire payable																											15,000
Ship Finance Leased Vessels
Leases, Schedule of Leased Assets [Line Items]
Management fee income																											$ 9,000
Total vessels leased in on long-term time charters | vessel		3													3		3	3
SFL
Leases, Schedule of Leased Assets [Line Items]
Number of leased assets | vessel																	3
Number of vessels whose lease was terminated						3												6	2	2
Number of shares issued | shares																										11.0
Profit share expense percentage																											50.00%
Cash buffer per vessel, covenant compliance																	$ 2,000,000
Profit share expense																	4,800,000	$ 1,500,000			5,600,000
Contingent rental income																	2,607,000	19,738,000			26,148,000
Impairment of assets under capital lease								$ 142,900,000				$ 21,200,000
Number of Leased Vessels Impaired | vessel								9				4
Lease termination payments																	$ 0	$ 22,391,000			$ 19,006,000
Front Circassia | SFL
Leases, Schedule of Leased Assets [Line Items]
Interest rate notes																		7.50%
Reduction in capital lease obligation							$ 20,600,000
Gain (Loss) on Termination of Lease							5,811,000
Front Page | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Termination of Lease						$ (2,638,000)
Front Stratus | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Termination of Lease					$ (2,144,000)
Front Serenade | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Termination of Lease				$ (2,426,000)
Front Ariake | SFL
Leases, Schedule of Leased Assets [Line Items]
Interest rate notes																		7.50%
Gain (Loss) on Termination of Lease															$ (3,523,000)
Front Falcon | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments		$ 0
Gain (Loss) on Termination of Lease		$ (5,404,000)
Front Century | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments												$ 4,110,000
Gain (Loss) on Termination of Lease												$ (20,565,000)
Front Scilla | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments										$ 6,465,000
Gain (Loss) on Termination of Lease										$ 7,341,000
Front Brabant | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments											$ 3,578,000
Gain (Loss) on Termination of Lease											$ 5,021,000
Front Ardenne | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments									$ 4,853,000
Gain (Loss) on Termination of Lease									$ 5,824,000
Front Page, Front Stratus, Front Serenade | SFL
Leases, Schedule of Leased Assets [Line Items]
Interest rate notes																		7.50%
Reduction in capital lease obligation																$ 92,100,000
Gain (Loss) on Termination of Lease																(7,200,000)
Front Ariake, Front Falcon | SFL
Leases, Schedule of Leased Assets [Line Items]
Reduction in capital lease obligation			$ 55,200,000
Gain (Loss) on Termination of Lease			(8,900,000)
Non cash element | Front Circassia | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments							$ 8,891,000
Non cash element | Front Page | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments						$ 3,375,000
Non cash element | Front Stratus | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments					$ 3,375,000
Non cash element | Front Serenade | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments				$ 3,375,000
Non cash element | Front Ariake | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments			$ 3,375,000
Non cash element | Front Page, Front Stratus, Front Serenade | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination payments																$ 10,100,000
Vessels Chartered To Trafigura
Leases, Schedule of Leased Assets [Line Items]
Number of assets chartered																	5					5